SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments Other Than Investments in Related Parties
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2018
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1)	Fair Value	Amount at which shown in the balance sheet
Fixed maturities
U.S. government and government sponsored enterprises	$2,333,371	$2,345,008	$2,345,008
U.S. states, territories and municipalities	114,857	134,593	134,593
Non-U.S. sovereign government, supranational and government related	2,122,510	2,158,642	2,158,642
Corporate bonds	5,667,992	5,611,678	5,611,678
Asset-backed securities	56,892	58,683	58,683
Residential mortgage-backed securities	2,332,103	2,331,230	2,331,230
Other mortgage-backed securities	196	11	11
Fixed maturities	$12,627,921	$12,639,845	$12,639,845
Equities
Banks, trust and insurance companies	$22,446	$27,978	$27,978
Industrial, miscellaneous and all other	598,866	666,323	666,323
Equities	$621,312	$694,301	$694,301
Short-term investments	$495,050	$493,726	$493,726
Other invested assets (2)		$784,603	$784,603
Total (3)		$14,612,475	$14,612,475

(1)	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.

(2)	Other invested assets excludes the Company’s investments accounted for using the equity method of accounting of $704 million.
(3) Investments in real estate recorded at cost less accumulated depreciation and impairment of $73 million are excluded from total investments above.